Segment Reporting	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11 – SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has two operating segments: online education services, and technological development and operation service. Our online education segment consists of two types of online services: Online Education Cloud Service (“B2B2C”) and Online Training Service (“B2C”).

The following tables present summary information by segment for the years ended March 31, 2021, 2020 and 2019, respectively:

	For the Year Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Revenue from Online Education Service
Revenue from B2B2C Service	$7,601,430	$4,685,132	$3,540,536
Revenue from B2C Service	657,019	685,568	645,060
Revenue from Technological Development and Operation Service	257,112	266,670	1,172,427
Total	$8,515,561	$5,637,370	$5,358,023

All the Company’s revenue was generated from its business operation in China.

	For the Year Ended March 31, 2021
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$8,258,449	$257,112	$8,515,561
Cost of revenue and related tax	3,692,683	304,415	3,997,098
Gross profit	$4,565,766	$(47,303)	$4,518,463
Depreciation and amortization	$189,407	$5,832	$195,239
Total capital expenditures	$72,984	$1,252	$74,236

	For the Year Ended March 31, 2020
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$5,370,700	$266,670	$5,637,370
Cost of revenue and related tax	3,020,735	366,230	3,386,965
Gross profit	$2,349,965	$(99,560)	$2,250,405
Depreciation and amortization	$156,111	$8,831	$164,942
Total capital expenditures	$73,564	$1,477	$75,041

	For the Year Ended March 31, 2019
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$4,185,596	$1,172,427	$5,358,023
Cost of revenue and related tax	2,418,522	435,857	2,854,379
Gross profit	$1,767,074	$736,570	$2,503,644
Depreciation and amortization	$123,293	$7,731	$131,024
Total capital expenditures	$336,267	$14,017	$350,284

	As of March 31, 2021	As of March 31, 2020
Total assets:
Online Education Service	$16,642,417	$12,353,413
Technological Development and Operation Service	330,904	211,866
Total Assets	$16,973,321	$12,565,279